PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of re-measurements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Actuarial (loss) gain on benefit obligations	$ 121.9	$ (156.0)	$ (170.4)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	70.9	81.1	107.9
Asset limit and minimum funding adjustment	(11.0)	(0.7)	4.9
Re-measurements (loss) gain recorded in other comprehensive income	181.8	(75.6)	(57.6)
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Actuarial (loss) gain on benefit obligations	7.2	(8.2)	(11.4)
Re-measurements (loss) gain recorded in other comprehensive income	$ 7.2	$ (8.2)	$ (11.4)